Income Taxes - Disclosure of Detailed Information About Components of Tax Expense Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income before income taxes	$ 535,035	$ 43,099
Combined Canadian federal and provincial income tax rate	27.00%	27.00%
Expected income tax expense	$ 144,459	$ 11,637
Non-taxable income and non-deductible expenses	(52,405)	24,003
Impact of tax rate differences between jurisdictions	(31,941)	0
Tax effect of temporary differences for which no tax benefit has been recognized	(39,843)	6,424
Change in fair value of derivative liabilities	(11,312)	8,063
Impact of US percentage depletion	(10,114)	(10,325)
Impact of Mexican inflation	(3,024)	(2,311)
Foreign exchange and other	(15,674)	(16,680)
Total income tax (recovery) expense	(19,854)	20,811
Current tax expense	25,163	35,050
Deferred tax recovery	$ (45,017)	$ (14,239)